UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/10

Date of reporting period: 5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost

Corporate Bonds (10.7%)
Banking (8.1%)
$25,000,000	Bank of America North America, 1.70%, 12/23/10, MTN(a)	$25,184,375
19,090,000	JPMorgan Chase & Co., 1.65%, 2/23/11(a)	19,262,895
19,816,000	Citibank North America, 1.63%, 3/30/11(a)	20,004,668

		64,451,938

Financial Services (2.6%)
20,000,000	General Electric Capital Corp., Series G, 1.80%, 3/11/11, GMTN(a)	20,209,862

Total Corporate Bonds		84,661,800

U.S. Treasury Obligations (18.4%)
	U.S. Treasury Cash Management Bills
20,000,000	0.21%, 9/2/10(b)	19,989,408
50,000,000	0.22%, 9/9/10(b)	49,970,139
15,000,000	0.32%, 7/15/10(b)	14,994,088
	U.S. Treasury Notes
35,000,000	2.00%, 9/30/10	35,204,289
25,000,000	2.75%, 7/31/10	25,098,018

Total U.S. Treasury Obligations		145,255,942

Repurchase Agreements (64.4%)
125,000,000	Banc of America Securities LLC, 0.19%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $125,002,639, collateralized by GNMA, (5.00%), (9/15/39), fair value $127,500,001)	125,000,000
125,000,000	Credit Agricole CIB NY, 0.20%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $125,002,778, collateralized by U.S. Treasury Obligations, (0.00% - 3.00%), (9/16/10 - 2/28/17), fair value $127,500,089)	125,000,000
109,582,667	Deutsche Bank Securities, Inc., 0.19%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $109,584,981, collateralized by U.S. Treasury Obligations, (1.13% - 7.50%), (9/30/12 - 11/15/16), fair value $111,774,403)	109,582,667
150,000,000	Societe Generale, 0.20%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $150,003,333, collateralized by GNMA, (4.50% - 7.00%), (3/15/32 - 4/15/40), fair value $153,000,000)	150,000,000

Total Repurchase Agreements		509,582,667

Total Investments (Cost $739,500,409)(c) — 93.5%		739,500,409
Other assets in excess of liabilities — 6.5%		51,102,703

Net Assets — 100.0%		$790,603,112

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost

Certificates of Deposit (18.3%)
Banking & Financial Services (18.3%)
$15,000,000	Abbey National Treasury Services PLC YCD, 1.10%, 6/29/10	$15,000,000
10,000,000	Abbey National Treasury Services PLC YCD, 1.10%, 6/30/10	10,000,000
10,000,000	BNP Paribas NY YCD, 0.26%, 6/2/10	10,000,000
20,000,000	BNP Paribas NY YCD, 0.50%, 1/7/11	20,000,000
25,000,000	Deutsche Bank NY YCD, 0.47%, 2/1/11	25,000,000
10,000,000	Rabobank NY YCD, 0.43%, 12/13/10	10,000,000
20,000,000	Rabobank NY YCD, 0.47%, 11/3/10	20,000,000
5,000,000	Royal Bank of Scotland NY YCD, 0.82%, 2/23/11	5,000,000
5,000,000	Royal Bank of Scotland NY YCD, 0.82%, 3/7/11	5,000,384
30,000,000	Toronto Dominion YCD, 0.27%, 7/19/10	30,000,000

Total Certificates of Deposit		150,000,384

Commercial Paper (15.7%)
Banking (6.7%)
25,000,000	Bank of America Corp., 0.25%, 6/1/10(a)	25,000,000
20,000,000	Westpac Banking Corp., 0.43%, 11/24/10(a)(b)	19,957,956
10,000,000	Westpac Banking Corp., 0.50%, 12/6/10(a)(b)	9,973,889

		54,931,845

Financial Services (9.0%)
19,000,000	General Electric Co., 0.18%, 6/4/10(a)	18,999,715
30,000,000	Toyota Motor Credit Corp., 0.33%, 6/16/10(a)	29,995,875
25,000,000	UBS Finance Delaware LLC, 0.22%, 6/3/10(a)	24,999,694

		73,995,284

Total Commercial Paper		128,927,129

Corporate Bonds (17.3%)
Banking (4.2%)
9,262,000	Morgan Stanley, 5.05%, 1/21/11	9,491,525
16,500,000	Wachovia Corp., 4.38%, 6/1/10	16,500,000
8,500,000	Wells Fargo & Co., Series G, 0.68%, 8/20/10, MTN(c)	8,504,315

		34,495,840

Financial Services (11.4%)
10,000,000	Citigroup Funding, Inc., Series D, 0.44%, 7/30/10, MTN(c)(d)	10,003,164
12,800,000	Credit Suisse USA, Inc., 0.44%, 3/2/11(c)	12,815,769
11,000,000	General Electric Capital Corp., 4.25%, 9/13/10	11,111,905
25,000,000	JPMorgan Chase & Co., 0.30%, 6/22/10, MTN(c)	25,001,100
29,000,000	The Goldman Sachs Group, Inc., 0.34%, 3/15/11(c)(d)	29,037,267
5,000,000	The Goldman Sachs Group, Inc., 6.88%, 1/15/11	5,155,525

		93,124,730

Oil & Gas (1.7%)
13,257,000	Atlantic Richfield Co., 9.13%, 3/1/11	14,032,137

Total Corporate Bonds		141,652,707

U.S. Government Agency Securities (17.8%)
20,000,000	Federal Farm Credit Bank, 0.21%, 11/23/10(c)	20,000,000
	Federal Home Loan Bank
40,000,000	0.20%, 7/13/10(c)	40,000,456
40,000,000	0.25%, 11/18/10(c)	40,000,000
35,000,000	Federal Home Loan Bank, Series 4, 0.28%, 5/27/11(c)	35,000,000
11,000,000	Federal National Mortgage Association, 0.30%, 8/5/10(c)	11,001,037

Total U.S. Government Agency Securities		146,001,493

Repurchase Agreements (32.5%)
75,000,000	Banc of America Securities LLC, 0.20%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $75,001,667, collateralized by U.S. Treasury Notes, (1.88% - 2.00%), (6/15/12 - 7/15/14), fair value $76,500,034)	75,000,000
100,000,000	Credit Agricole CIB NY, 0.20%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $100,002,222, collateralized by U.S. Treasury Notes, (3.00%), (2/28/17), fair value $102,000,067)	100,000,000
91,589,331	Deutsche Bank Securities, Inc., 0.20%, 6/1/10, (Purchased on 5/28/10, proceeds at maturity $91,591,367, collateralized by U.S. Government Agency Securities, (0.00% - 2.34%), (3/18/13 - 12/23/13), fair value $93,421,261)	91,589,331

Total Repurchase Agreements		266,589,331

Total Investments (Cost $833,171,044)(e) — 101.6%		833,171,044
Liabilities in excess of other assets — (1.6)%		(13,117,883)

Net Assets — 100.0%		$820,053,161

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2010. The date presented reflects the final maturity date.
(d)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Cost and value for federal income tax and financial reporting purposes are the same.

MTN	Medium Term Note
YCD	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost

Municipal Bonds (85.4%)
California (1.4%)
$6,500,000	California State Department Water Resource Power Supply Revenue, Series C, 0.25%, 5/1/22, Enhanced by: LOC(a)	$6,500,000

Colorado (4.7%)
8,500,000	Broomfield Colorado Urban Renewal, 0.28%, 12/1/30, Enhanced by: LOC(a)	8,500,000
6,800,000	Castle Rock Colorado Certificate of Participation, 0.25%, 9/1/37, Enhanced by: LOC(a)	6,800,000
6,225,000	Denver Colorado City & County Airport Revenue, 0.32%, 11/15/25, Enhanced by: LOC, AMT(a)	6,225,000

		21,525,000

Florida (7.3%)
12,000,000	Broward County Florida School Board Certificate Participation, Series B, 0.32%, 7/1/31, Insured by: AGM(a)	12,000,000
4,800,000	Florida State Municipal Power Agency Revenue, 0.27%, 10/1/35, Enhanced by: LOC(a)	4,800,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.35%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
12,000,000	Palm Beach County Florida School Board Partnership, 0.32%, 8/1/27, Insured by: AGM(a)	12,000,000

		33,390,000

Georgia (1.8%)
8,060,000	DeKalb County Georgia Development Authority Revenue, 0.27%, 6/1/22, Enhanced by: LOC(a)	8,060,000

Illinois (4.9%)
8,200,000	Cook County Illinois Revenue, 0.33%, 5/1/35, Enhanced by: LOC(a)	8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.30%, 3/1/33, Enhanced by: LOC(a)	7,500,000
6,600,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.30%, 11/15/33, Enhanced by: LOC(a)	6,600,000

		22,300,000

Indiana (2.8%)
12,600,000	Indiana State Development Financial Authority Revenue, 0.30%, 8/1/31, Enhanced by: LOC(a)	12,600,000

Kentucky (1.2%)
5,400,000	Jeffersontown Kentucky Lease Program Revenue, 0.29%, 3/1/30, Enhanced by: LOC(a)	5,400,000

Louisiana (4.3%)
19,400,000	East Baton Rouge Parish Louisiana, Series A, 0.34%, 8/1/30, Enhanced by: LOC(a)	19,400,000

Michigan (0.2%)
962,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.33%, 1/1/14, Enhanced by: LOC, AMT(a)	962,000

Missouri (7.0%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.35%, 11/1/18, Enhanced by: LOC(a)	6,605,000
6,400,000	Missouri State Health & Educational Facilities Authority, 0.26%, 2/1/31, Enhanced by: LOC(a)	6,400,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Amortized Cost

Municipal Bonds, continued:
Missouri, continued:
$18,675,000	Missouri State Health & Educational Facilities Authority Health Facilities Revenue, Series C, 0.25%, 5/15/38, Enhanced by: LIQ FAC(a)	$18,675,000

		31,680,000

New Mexico (0.9%)
4,000,000	Farmington New Mexico Pollution Control Revenue, Series A, 0.31%, 5/1/24, Enhanced by: LOC(a)	4,000,000

North Carolina (0.7%)
3,390,000	North Carolina Capital Facilities Finance Agency EDL Facilities Revenue, 0.37%, 6/1/27, Enhanced by: LOC(a)	3,390,000

Oregon (3.3%)
15,000,000	Oregon State Tax Anticipation Notes, 2.50%, 6/30/10	15,024,048

Pennsylvania (13.6%)
9,500,000	Berks County Pennsylvania Municipal Authority Revenue, 0.53%, 5/1/32(a)	9,500,000
14,850,000	Delaware River Joint Toll Bridge Community Pennsylvania Bridge Revenue, Series B, 0.30%, 7/1/32, Enhanced by: LOC(a)	14,850,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.31%, 3/1/24, Enhanced by: LOC(a)	10,000,000
9,900,000	Emmaus Pennsylvania General Authority Revenue, 0.31%, 3/1/24, Enhanced by: LOC(a)	9,900,000
17,815,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 0.85%, 4/1/37, Enhanced by: LOC(a)	17,815,000

		62,065,000

Tennessee (8.8%)
20,400,000	Clarksville Tennessee Water Sewer & Gas Revenue, 0.38%, 2/1/25, Insured by: AGM(a)	20,400,000
19,640,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.37%, 11/1/27, Enhanced by: LOC(a)	19,640,000

		40,040,000

Texas (4.6%)
10,300,000	Austin Texas Water And Wastewater System Revenue, 0.35%, 5/15/31, Enhanced by: LOC(a)	10,300,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.33%, 11/1/15, Enhanced by: LOC, AMT(a)	8,000,000
2,500,000	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, 0.26%, 6/1/29, Enhanced by: LOC(a)	2,500,000

		20,800,000

Utah (5.9%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.30%, 7/1/15, Enhanced by: LOC(a)	10,000,000
9,000,000	Emery County Utah Pollution Control Revenue, 0.27%, 11/1/24, Enhanced by: LOC(a)	9,000,000
8,000,000	Utah Transit Authority Sales Tax Revenue, 0.24%, 6/15/36, Enhanced by: LOC(a)	8,000,000

		27,000,000

Virginia (2.6%)
11,740,000	Falls Church Virginia Economic Development Authority Revenue, 0.32%, 7/1/31, Enhanced by: LOC(a)	11,740,000

Washington (1.9%)
8,500,000	Washington State Health Care Facilities Authority Lease Revenue, 0.27%, 1/1/32, Enhanced by: LOC(a)	8,500,000

Wisconsin (7.5%)
6,375,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.29%, 9/1/40, Enhanced by: LOC(a)	6,375,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.30%, 3/1/36, Enhanced by: LOC(a)	7,500,000
20,000,000	Wisconsin State Operating Notes, 2.50%, 6/15/10	20,015,565

		33,890,565

Total Municipal Bonds		388,266,613

Commercial Paper (11.4%)
Illinois (4.4%)
5,000,000	Illinois Education, 0.28%, 9/15/10, Enhanced by: LOC	5,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Commercial Paper, continued:
Illinois, continued:
$15,000,000	Illinois Education, 0.30%, 10/7/10, Enhanced by: LOC	$15,000,000

		20,000,000

New York (4.4%)
20,000,000	Metro Transit Authority New York, 0.32%, 10/7/10, Enhanced by: LOC	20,000,000

Virginia (1.3%)
5,995,000	Peninsula Ports Authority, 0.38%, 7/9/10, Enhanced by: LOC	5,995,000

Washington (1.3%)
5,830,000	Port Seattle Washington, 0.27%, 7/8/10, Enhanced by: LOC	5,830,000

Total Commercial Paper		51,825,000

Investment Companies (1.7%)
7,600,147	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	7,600,147
29,849	SEI Tax-Exempt Trust Institutional Tax Free, Class A	29,849

Total Investment Companies		7,629,996

Total Investments (Cost $447,721,609)(b) — 98.5%		447,721,609
Other assets in excess of liabilities — 1.5%		6,937,016

Net Assets — 100.0%		$454,658,625

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2010. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds (97.6%)
Arizona (4.2%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$716,878
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	769,290

		1,486,168

California (0.4%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: AGM	10,525
10,000	Morgan Hill California Unified School District, GO, 5.00%, 8/1/12, Prerefunded 8/1/11 @ 101, Insured by: FGIC	10,638
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,227
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/10 @ 101, Insured by: AMBAC*	25,292
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/10 @ 100, Insured by: MBIA*	10,001

		136,683

Colorado (2.6%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	898,710

Florida (0.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 7/8/10 @ 100, Insured by: MBIA*	25,058
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: AGM*	20,166

		45,224

Georgia (1.2%)
10,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	10,500
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	396,707

		407,207

Hawaii (2.4%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	831,007

Illinois (9.1%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	330,546
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	240,456
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: AGM*	256,638
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	302,114
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	771,217
670,000	Will County Illinois Community High School District. No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	767,693
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	524,660

		3,193,324

Indiana (4.7%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	422,971
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	330,254
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	897,567

		1,650,792

Iowa (4.7%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	750,550
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	846,288

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued:
Iowa, continued:
$50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: AGM*	$50,171

		1,647,009

Kentucky (0.0%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: AGM*	5,297
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: AGM*	10,431

		15,728

Maryland (1.8%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	642,631

Massachusetts (1.9%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	667,634

Michigan (3.0%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	508,625
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	119,124
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/10 @ 100, Insured by: AMBAC*	405,124
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable 8/1/10 @ 100*	25,206

		1,058,079

Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	787,043

Mississippi (0.2%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: AGM*	60,287

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,554

New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	29,047

North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	785,145

Oklahoma (1.3%)
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	299,392
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	159,818

		459,210

Oregon (2.3%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	816,337

Pennsylvania (9.1%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	820,665
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM(a)	10,052
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	716,582
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	844,883

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued:
Pennsylvania, continued:
$750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	$813,360

		3,205,542

South Carolina (2.3%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	810,526

Tennessee (2.2%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	766,238

Texas (24.6%)
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	77,338
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	171,202
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	136,382
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	610,342
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	798,495
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: Assured Guaranty	653,875
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	851,182
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	223,931
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,167
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,126
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	575,300
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/1/10 @ 100, Insured by: AMBAC*	50,126
500,000	San Angelo Texas Independent School District, Series A, 4.00%, 2/15/16, Insured by: Assured Guaranty	548,345
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	533,940
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: AGM*	211,702
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	504,220
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	840,285
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	695,712
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,152,585

		8,645,255

Virginia (2.2%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	787,305

Washington (5.8%)
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	861,165
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	315,939
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	867,720

		2,044,824

Wisconsin (7.0%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,595
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	611,221
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	264,068
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	633,643

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Wisconsin, continued:
$850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	$949,841

		2,479,368

Total Municipal Bonds		34,366,877

Investments in Affiliates (0.2%)
64,201	Cavanal Hill Tax-Free Money Market Fund	64,201

Total Investments in Affiliates		64,201

Total Investments (Cost $32,736,141)(b) — 97.8%		34,431,078
Other assets in excess of liabilities — 2.2%		779,716

Net Assets — 100.0%		$35,210,794

(a)	Security was fair valued at May 31, 2010, using procedures approved by the Board of Trustees.
(b)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (4.8%)
$49,221	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$48,624
79,243	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	78,522
1,043,586	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.05%, 12/23/35(a)(b)(c)	20,872
105,007	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	103,572
133,317	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	120,641
33,964	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13(b)	32,456
29,345	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	27,938
543,788	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.02%, 11/25/34(b)	468,851
32,304	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.47%, 11/25/16(b)	29,473
85,535	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.56%, 1/15/34(b)	41,326
1,170,521	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.22%, 11/25/34(b)	321,355
15,200	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	14,776
271,328	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.03%, 9/25/33(b)	104,476
706,789	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	447,276
113,821	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	95,402
238,868	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	216,743
730,624	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	530,411
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(b)	279,955
2,616,173	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.80%, 8/5/36(a)(b)(c)	13,081

Total Asset Backed Securities		2,995,750

Mortgage Backed Securities (53.0%)
13,195	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	13,126
128,465	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	128,192
180,362	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.71%, 3/25/35(b)	166,009
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.12%, 5/25/35(b)	56,514
1,027,525	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(b)	1,012,613
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.21%, 6/25/36(b)	305,095
236,181	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	226,289
26,180	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	26,604
334,278	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	321,820
53,787	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.33%, 6/25/34(b)	53,298
63,550	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.76%, 9/25/33(b)	61,708
101,389	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 4.16%, 7/25/33(b)	98,462
70,661	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	70,730
81,576	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 5.40%, 2/25/36(b)	67,337
26,075	Bank of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	26,094
107,826	Bank of America Mortgage Securities, Series 2005-2, Class 1A6, 5.50%, 3/25/35	100,555
53,313	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 6.02%, 11/20/36(b)	41,128
206,711	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.24%, 10/25/36(b)	134,119

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$75,492	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.45%, 1/25/35(b)	$69,021
30,865	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.63%, 9/25/34(b)	25,041
71,503	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35(b)	63,096
28,478	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.47%, 7/25/35(b)	19,858
375,203	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.57%, 2/25/36(b)	184,099
245,634	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.75%, 3/25/31(b)	229,942
1,311	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	1,309
231,443	Chase Mortgage Finance Corp., Series 2004-S2, Class 2A9, 5.00%, 2/25/34	230,309
67,318	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	69,070
18,468	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	18,502
324,862	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	305,086
290,736	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.90%, 7/25/37(b)	273,375
78,328	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	69,045
44,470	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	45,264
6,846	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	6,834
12,503	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	12,423
24,475	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	24,415
78,746	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	77,431
121,402	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	87,293
133,831	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.42%, 8/25/35(b)	115,448
834,760	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	820,152
9,694	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	9,844
24,440	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	25,091
207,516	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	188,354
415,967	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	415,159
59,468	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	58,592
3,042	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	3,045
80,448	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.75%, 7/20/35(b)	44,620
301,721	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	302,694
44,512	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	44,510
260,958	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	254,880
142,123	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	140,398
185,765	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	147,218
102,750	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	73,263
105,497	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	69,404
50,408	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	48,971
90,097	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	70,992
88,808	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	71,886
509,150	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	363,025
205,993	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	173,472

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$74,358	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.41%, 2/19/34(b)	$68,908
49,449	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.57%, 2/25/34(b)	45,945
1,889	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.76%, 9/25/33(b)	1,487
235,157	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.93%, 8/25/34(b)	195,351
60,622	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	59,777
211,211	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	202,222
129,976	Countrywide Home Loans, Series 2004-13, Class 2A17, 5.75%, 8/25/34	129,670
60,684	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	60,902
219,453	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	180,267
295,726	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.65%, 11/25/32(b)	71,033
48,723	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 3.10%, 2/25/33(b)	46,512
204,684	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.52%, 11/25/34(b)	197,155
51,973	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	51,550
92,183	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	85,971
18,619	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	19,177
59,880	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	60,018
14,034	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	12,207
201,954	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	199,948
210,808	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	211,879
90,171	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	95,364
237,189	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	123,387
136,592	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	137,426
1,114,144	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.59%, 6/26/37(b)(d)	1,091,700
8,276	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.36%, 10/25/36(b)	2,909
1,212,168	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.83%, 10/25/33(b)	1,126,934
90,012	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.60%, 7/25/34(b)	62,525
29,626	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	18,527
22,061	Fannie Mae, 2.48%, 6/1/19, Pool # 91574(b)	22,969
222,837	Fannie Mae, 2.50%, 1/1/35, Pool # 805386(b)	230,912
49,366	Fannie Mae, 2.87%, 6/1/32, Pool # 725286(b)	51,575
67,793	Fannie Mae, 2.89%, 12/1/22, Pool # 303247(b)	69,469
82,233	Fannie Mae, 3.04%, 2/1/30, Pool # 556998(b)	85,536
64,462	Fannie Mae, 3.13%, 7/1/27, Pool # 123496(b)	65,422
46,439	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	47,455
13,862	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	14,524
37,030	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	37,550
4,430	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	4,549
16,811	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	16,862
144,655	Fannie Mae, Series 2001-W4, Class AF6, 5.62%, 1/25/32(b)	144,314

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$150,093	Fannie Mae, 5.73%, 7/1/36, Pool # 805386(b)	$159,676
30,422	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	30,265
22,182	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	23,724
218,450	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	226,435
4,460	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	4,559
3,140	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	3,154
54,034	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	55,442
56,055	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	56,011
1,064	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,194
10,983	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	11,833
30,905	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	31,449
4,099	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	4,537
18,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	19,924
5,969	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	6,317
58,750	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	61,275
68,066	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.33%, 9/25/34(b)	60,250
119,640	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	113,326
284,425	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	234,481
140,709	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	110,108
258,629	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	252,501
66,795	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	68,494
63,559	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%, 10/25/35(b)	48,362
8,043	Freddie Mac, 2.51%, 3/1/17, Pool # 350044(b)	8,177
21,305	Freddie Mac, Series 1228, Class M, 2.95%, 3/15/22(b)	21,616
43,556	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	44,392
27,394	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	28,267
37,460	Freddie Mac, 5.81%, 4/1/36, Pool # 1N0148(b)	39,599
15,997	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	17,003
47,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	51,531
10,509	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	10,970
26,797	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	26,847
1,910	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	1,926
5,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	5,244
7,519	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	7,553
15,889	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	17,517
3,516	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	3,920
11,165	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	11,166
5,205	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	5,615
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,498
15,191	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	16,928
10,195	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	11,259
49,261	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	49,091
44,747	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	44,604
500,968	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.29%, 11/19/35(b)	425,401
130,989	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	130,242
55,905	Government National Mortgage Assoc., 2.75%, 5/20/34, Pool # 80916(b)	57,469
22,547	Government National Mortgage Assoc., 3.00%, 11/20/29, Pool # 876947(b)	23,158
13,336	Government National Mortgage Assoc., 3.13%, 12/20/18, Pool # 8437(b)	13,703
10,074	Government National Mortgage Assoc., 3.13%, 12/20/21, Pool # 8889(b)	10,351
10,535	Government National Mortgage Assoc., 3.13%, 12/20/27, Pool # 80141(b)	10,825
10,757	Government National Mortgage Assoc., 3.25%, 3/20/29, Pool # 80263(b)	11,056

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$19,338	Government National Mortgage Assoc., 3.38%, 1/20/23, Pool # 8123(b)	$19,879
17,566	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool # 8580(b)	18,058
22,447	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool # 8585(b)	23,075
9,454	Government National Mortgage Assoc., 3.38%, 3/20/26, Pool # 8832(b)	9,719
8,159	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool # 8103(b)	8,410
15,932	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	16,097
334	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	367
2,062	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	2,080
425	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	477
492	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	554
911	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	1,037
257,252	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.97%, 11/25/35(b)	221,790
169,028	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.52%, 4/25/35(b)	118,548
73,973	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	74,263
275,555	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	268,408
70,027	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	69,262
172,108	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	157,523
32,221	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	32,071
297,952	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.39%, 1/19/35(b)	231,723
89,569	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.30%, 12/19/35(b)	65,889
234,492	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.94%, 8/25/34(b)	194,332
21,916	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 3.38%, 10/25/34(b)	19,332
50,585	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.54%, 8/25/34(b)	32,398
270,854	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.56%, 9/25/36(b)	153,320
108,712	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.76%, 7/25/36(b)	70,053
150,426	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.79%, 8/25/36(b)	67,913
50,000	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.97%, 10/25/35(b)	42,985
65,442	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.16%, 9/25/35(b)	59,399
35,540	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.93%, 8/25/36(b)	31,857
366,964	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36(b)	60,711
57,471	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.17%, 7/25/35(b)	55,327
77,965	JPMorgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	76,245
494,591	JPMorgan ReRemic, Series 2009-7, Class 8A1, 5.77%, 1/27/47(b)(d)	492,118
492,413	JPMorgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	498,568
62,953	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	57,251
99,103	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	83,447
87,373	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 2.98%, 4/21/34(b)	86,408
413,488	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	421,663
470,829	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	458,052
18,180	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	18,371

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$845,328	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	$863,462
56,443	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	57,246
18,718	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	17,696
316,954	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	319,913
189,187	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	194,785
101,641	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	99,939
83,613	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	85,657
108,675	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	114,470
82,967	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(b)	82,628
68,510	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.64%, 7/25/34(b)	62,329
8,782	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 2.81%, 2/25/34(b)	8,145
101,356	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.27%, 12/25/34(b)	99,876
208,730	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.44%, 8/25/34(b)	185,016
124,278	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.84%, 8/25/34(b)	106,177
116,607	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.23%, 8/25/35(b)	78,314
629,267	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	310,844
297,302	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	299,285
113,589	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	113,373
131,127	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17(b)	125,272
255,491	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.09%, 9/25/34(b)	245,565
151,279	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	152,008
60,873	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	59,612
121,203	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	116,976
78,555	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.91%, 1/25/36(b)	41,919
188,251	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	107,848
88,224	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	90,706
63,166	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	64,379
14,579	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	14,447
37,072	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	36,942
84,261	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	83,636
82,982	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	81,057
107,634	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	57,280
148,312	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	115,158
17,895	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	17,850
58,388	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	56,659
27,454	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	27,591
126,989	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	121,550
170,547	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	156,214
181,728	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	174,343
130,742	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	134,097

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$654,522	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.63%, 4/25/34(b)	$563,781
131,155	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.65%, 11/25/34(b)	96,612
185,423	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.69%, 6/25/34(b)	168,489
146,617	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.77%, 12/25/34(b)	111,762
11,192	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.97%, 2/25/34(b)	10,355
77,873	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(b)	54,308
74,731	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.76%, 12/27/35(b)	41,648
431,425	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	435,500
99,766	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.69%, 7/25/33(b)	91,146
325,994	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	328,628
1,101,249	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,032,001
390,489	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	398,187
79,923	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	78,905
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	1,847
517,823	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	358,965
45,375	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(b)	35,908
576,848	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	568,183
56,768	Washington Mutual, Series 2004-AR3, Class A2, 2.71%, 6/25/34(b)	55,580
187,466	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	171,628
73,458	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	74,263
69,998	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	71,780
9,720	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	9,897
21,184	Washington Mutual, Series 2006-AR8, Class 1A1, 5.82%, 8/25/46(b)	17,337
703,630	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	701,631
220,497	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.81%, 10/25/35(b)	205,494
622,145	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.57%, 11/25/36(b)	538,275
159,158	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36(b)	152,450
126,907	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.89%, 9/25/36(b)	110,029
2,832	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	2,826
103,594	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 10/25/17	105,045
62,423	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	61,984
126,688	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	106,655
225,571	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.87%, 2/25/35(b)	208,972
45,618	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.03%, 5/25/35(b)	44,698
139,958	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.14%, 10/25/35(b)	136,642

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$51,036	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.32%, 7/25/34(b)	$49,884
40,294	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.60%, 12/25/34(b)	40,595
96,080	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.53%, 6/25/34(b)	95,358
46,636	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 4.76%, 4/25/36(b)	44,194
79,816	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	80,900

Total Mortgage Backed Securities		33,167,843

Corporate Bonds (15.2%)
Banking (3.9%)
625,000	Bank of America Corp., 5.25%, 12/1/15	625,257
1,000,000	Citigroup, Inc., 5.10%, 9/29/11	1,027,597
750,000	Citigroup, Inc., 5.85%, 7/2/13	785,554

		2,438,408

Diversified Financial Services (4.1%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	522,421
350,000	General Electric Capital Corp., 4.15%, 5/15/12	360,073
1,600,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	1,656,087

		2,538,581

Electric Integrated (2.0%)
1,215,000	Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/11	1,270,407

Financial Services (3.7%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	303,048
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12(e)	415,000
500,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	515,613
1,500,000	Preferred Term Securities IV, 1.05%, 6/24/35, Continuously Callable @ 100(b)(d)	735,000
501,733	Preferred Term Securities IX, 2.08%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	80,277
690,646	Preferred Term Securities V, 2.38%, 4/3/32, Continuously Callable @ 100(b)(d)	293,525
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	41

		2,342,504

Insurance (1.5%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	535,401
350,000	MetLife, Inc., 6.75%, 6/1/16	392,206

		927,607

Total Corporate Bonds		9,517,507

U.S. Government Agency Securities (6.4%)
	Fannie Mae
1,000,000	5.56%, 11/15/16(f)	803,646
670,000	2.00%, 1/15/13, Callable 7/15/10 @ 100*	670,974
2,000,000	2.00%, 5/5/15, Callable 11/5/10 @ 100(b)(g)*	2,010,234
500,000	Federal Home Loan Bank, 1.25%, 2/19/13, Callable 8/19/10 @ 100(b)(g)*	500,757

Total U.S. Government Agency Securities		3,985,611

U.S. Treasury Obligations (16.0%)
	U.S. Treasury Notes
2,000,000	0.88%, 5/31/11	2,008,828
1,000,000	0.88%, 1/31/12	1,002,891
3,000,000	0.88%, 2/29/12	3,008,430
3,000,000	1.00%, 4/30/12	3,013,710
1,000,000	1.38%, 3/15/13	1,005,310

Total U.S. Treasury Obligations		10,039,169

Investments in Affiliates (5.1%)
3,164,697	Cavanal Hill Cash Management Fund, Institutional Class	3,164,697

Total Investments in Affiliates		3,164,697

Total Investments (Cost $74,497,587)(h) — 100.5%		62,870,577
Liabilities in excess of other assets — (0.5)%		(339,638)

Net Assets — 100.0%		$62,530,939

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2010. The date presented reflects the final maturity date.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2010.
(h)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

GMTN	Global Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (3.1%)
$10,938	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$10,805
44,904	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	44,496
661,588	Alesco Preferred Funding Ltd., Series 15A, Class C1, 0.00%, 12/23/37(a)(b)(c)	6,616
796,383	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	7,964
93,322	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	84,449
87,426	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.90%, 12/25/34(b)	81,097
3,339	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 0.59%, 9/25/35(b)	3,330
180,885	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.03%, 9/25/33(b)	69,651
438,375	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	318,246
2,180,144	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.80%, 8/5/36(a)(b)(c)	10,901

Total Asset Backed Securities		637,555

Mortgage Backed Securities (55.0%)
153,172	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(b)	131,734
100,241	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	97,910
140	Bank of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	140
45,074	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.76%, 11/20/34(b)	36,668
93,596	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	94,974
113,685	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	116,960
98,873	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.54%, 11/25/34(b)	83,203
95,311	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.92%, 10/25/33(b)	96,677
22,439	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	23,023
141,037	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	132,398
198,585	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	166,222
85,711	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	85,244
41,155	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	34,810
21,782	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	22,120
108,772	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	108,241
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	92,274
113,374	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	106,405
338,131	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	193,994
314,829	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	156,068
174,581	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	176,653
56,641	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	58,660
267,974	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	191,066
99,085	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	100,559
130,642	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.93%, 8/25/34(b)	108,528
171,894	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	171,426
100,239	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	97,472
107,166	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.28%, 2/25/34(b)	107,644
72,474	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	61,895
72,082	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	75,244

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$72,239	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	$73,270
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	68,006
107,990	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	109,002
165,815	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	166,604
55,258	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	55,538
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.28%, 6/25/36(b)	125,667
4,000	Fannie Mae, Series 1992-45, Class F, 2.96%, 4/25/22(b)	4,068
18,717	Fannie Mae, 3.38%, 7/1/23, Pool #224951(b)	19,404
28,662	Fannie Mae, 4.10%, 9/1/33, Pool #739372(b)	29,740
8,053	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	8,370
21,791	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	22,263
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	35,202
48,380	Fannie Mae, 5.57%, 1/1/37, Pool #906675(b)	50,879
113	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	122
1,802	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,975
26,074	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	28,599
17,104	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	18,986
11,569	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	12,848
42,242	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	47,605
3,000	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,411
16,457	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	18,237
12,398	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	13,863
1,951	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,206
9,225	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	10,257
3,593	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	4,040
3,204	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	3,658
1,522	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,679
68,322	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	68,375
1,562	Freddie Mac, Series 1227, Class P, 3.17%, 3/15/22(b)	1,590
97,685	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	103,075
10,436	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	10,526
28,784	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	29,769
87,445	Freddie Mac, 5.23%, 8/1/34, Pool #755230(b)	90,368
4,832	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	5,316
29,028	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	31,070
34,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	37,481
49,838	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	52,216
16,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	17,567
28,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	30,700
30,026	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	31,342
18,251	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	20,304
18,554	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	20,292
14,384	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	15,518
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	18,860
7,084	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	7,817
15,011	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	15,234
5,901	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	6,517
24,363	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	26,905
35,957	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	40,070
4,695	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	4,706
8,557	Freddie Mac, 9.00%, 5/1/16, Pool #170164	9,503
8,618	Freddie Mac, 9.00%, 6/1/16, Pool #170171	9,564

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$10,434	Freddie Mac, 9.00%, 9/1/16, Pool #170192	$11,604
6,247	Freddie Mac, 9.50%, 6/1/16, Pool #274005	7,034
4,478	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	4,463
9,125	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	9,329
16,621	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	17,407
10,357	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,695
451	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	509
7,325	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	7,948
4,127	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	4,760
13,581	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	15,705
2,166	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,500
511	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	589
1,308	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,508
4,582	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,281
21,641	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	24,943
27,147	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	31,399
1,089	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,255
39,625	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	40,309
6,240	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	6,239
74,612	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.64%, 4/25/37(b)	48,654
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	353,646
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.16%, 9/25/35(b)	562,297
130,000	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.43%, 10/25/36(b)	79,837
53,626	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.75%, 4/25/36(b)	49,612
74,901	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	76,154
86,794	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	88,509
84,398	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	84,106
138,632	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	142,297
95,001	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	91,347
223,618	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	213,596
29,907	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	27,651
81,859	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	84,253
108,338	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	107,938
56,737	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	58,124
82,705	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(b)	76,982
141,105	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	144,813
183,917	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	151,452
275,814	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	172,576
171,310	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(b)	134,362
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	76,986

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$88,712	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(b)	$87,825
21,508	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	22,118
131,127	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17(b)	125,272
78,139	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	78,517
103,907	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	103,616
37,169	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	35,873
85,618	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	71,000
98,247	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	86,212
225,631	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	214,196
69,981	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	70,640
68,624	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	36,768
105,935	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	55,831
230,054	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	230,739
55,557	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	55,145
165,629	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	128,797
233,057	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	152,258
60,957	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	59,918
57,689	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	57,710
42,653	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	41,728
53,531	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	54,036
120,961	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	116,517
4,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	3,870
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	19,565
69,201	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	70,728
901	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	926
240,967	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.35%, 3/25/34(b)	234,545
54,360	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	55,926
258,912	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	179,482
158,245	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	161,733
27,048	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	27,510
124,737	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	128,296
6,679	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	6,951
191,906	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	133,915
74,066	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	74,997
24,840	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.86%, 5/25/34(b)	24,925
124,167	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	125,794
313,925	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	299,934
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	157,152

Total Mortgage Backed Securities		11,189,030

Corporate Bonds (22.7%)
Banking (2.9%)
250,000	Bank of America Corp., 5.25%, 12/1/15	250,103
100,000	Bank of America Corp., 6.50%, 8/1/16	106,512

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Corporate Bonds, continued:
Banking, continued:
$225,000	Citigroup, Inc., 5.85%, 7/2/13	$235,666

		592,281

Diversified Financial Services (0.5%)
100,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	103,506

Diversified Manufacturing Operations (5.3%)
1,000,000	General Electric Co., 5.25%, 12/6/17	1,070,477

Financial Services (9.4%)
1,000,000	American General Finance, 6.90%, 12/15/17	795,000
500,000	I-Preferred Term Securities, 2.35%, 12/11/32, Continuously Callable @ 100(a)(b)	165,000
225,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	232,026
501,733	Preferred Term Securities IX, 2.08%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	80,277
500,000	Preferred Term Securities XI, 1.86%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	83,750
973,987	Preferred Term Securities XX, 0.71%, 3/22/38, Callable 12/22/10 @ 100(b)(d)*	399,335
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	41
1,044,776	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(d)*	146,268

		1,901,697

Insurance (1.1%)
200,000	MetLife, Inc., 6.75%, 6/1/16	224,118

Security Brokers & Dealers (3.3%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	309,033
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	1,375
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	366,334

		676,742

Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/10 @ 101.37*	45,654

Total Corporate Bonds		4,614,475

Taxable Municipal Bonds (5.4%)
Georgia (4.9%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/10 @ 100, Insured by: AGM*	1,001,590

Wisconsin (0.5%)
90,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/10 @ 100, Enhanced by: LOC*	90,268

Total Taxable Municipal Bonds		1,091,858

U.S. Government Agency Securities (4.7%)
	Fannie Mae
1,000,000	5.56%, 11/15/16(f)	803,646
155,000	3.00%, 1/28/25, Callable 7/28/10 @ 100(b)(g)*	155,612

Total U.S. Government Agency Securities		959,258

U.S. Treasury Obligations (6.6%)
	U.S. Treasury Notes
200,000	1.38%, 3/15/13	201,062
200,000	2.13%, 5/31/15	200,250
550,000	2.75%, 2/15/19	532,082
400,000	3.63%, 2/15/20	410,281

Total U.S. Treasury Obligations		1,343,675

Investments in Affiliates (2.8%)
557,122	Cavanal Hill Cash Management Fund, Institutional Class	557,122

Total Investments in Affiliates		557,122

Total Investments (Cost $28,205,187)(h) — 100.3%		20,392,973
Liabilities in excess of other assets — (0.3)%		(62,676)

Net Assets — 100.0%		$20,330,297

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2010. The date presented reflects the final maturity date.
(c)	Issuer has deferred on the payment of interest.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at .
(h)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (1.0%)
$5,469	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$5,403
42,263	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	41,878
508,914	Alesco Preferred Funding Ltd., Series 15A, Class C1, 0.00%, 12/23/37(a)(b)(c)	5,089
796,383	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	7,964
66,659	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	60,321
166,109	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.90%, 12/25/34(b)	154,085
1,090,072	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.80%, 8/5/36(a)(b)(c)	5,450

Total Asset Backed Securities		280,190

Mortgage Backed Securities (55.2%)
83,181	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	85,473
97,337	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	88,219
103,096	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	66,272
95,000	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	75,010
122,610	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	123,487
79,291	Bank of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	78,311
215,107	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	200,627
167,246	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.55%, 11/25/36(b)	105,625
133,509	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.71%, 1/25/34(b)	128,588
3,856	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	3,538
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	31,047
230,170	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	233,890
27,475	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	26,065
4,980	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,760
502,086	Chaseflex Trust, Series 2006-2, Class A5, 6.00%, 9/25/36(b)	362,946
119,151	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	99,733
82,413	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	55,926
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,281
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	77,024
233,091	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	231,822
99,302	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	31,708
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	138,461
718,330	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	458,699
55,433	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	55,260
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	49,267
741,504	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	403,359
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	304,068
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	227,574
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	246,943
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	100,043
10,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	9,737
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	103,621

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$66,640	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	$63,012
30,690	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	31,061
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,905
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	21,404
247,930	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	186,848
104,715	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	93,244
75,446	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	75,540
84,694	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	86,220
607,520	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	464,304
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	62,376
309,481	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	194,054
104,268	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	92,902
39,345	Fannie Mae, 2.83%, 12/1/27, Pool #422279(b)	41,182
5,694	Fannie Mae, 4.50%, 5/1/19, Pool #761398	6,068
2,504	Fannie Mae, 5.00%, 3/1/18, Pool #688031	2,687
8,917	Fannie Mae, 5.00%, 8/1/33, Pool #730856	9,395
7,625	Fannie Mae, 5.00%, 7/1/35, Pool #832198	8,009
124,365	Fannie Mae, 5.15%, 2/1/33, Pool #683235(b)	131,641
5,003	Fannie Mae, 5.50%, 2/1/33, Pool #683351	5,365
2,223	Fannie Mae, 5.50%, 9/1/34, Pool #725773	2,381
49,732	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	55,131
36,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	39,094
60,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	66,627
69,093	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	76,391
4,961	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	5,286
40,942	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	45,778
170,009	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.59%, 8/25/42(b)	174,671
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	45,997
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	306,696
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	76,027
1,720	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	1,717
43,161	Freddie Mac, 3.22%, 4/1/24, Pool #409624(b)	44,403
97,685	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	103,075
78,140	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	78,750
23,813	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	24,065
26,017	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,663
24,952	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	27,178
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	70,517
3,432	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	3,724
22,519	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	23,506
101,542	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	108,162
27,541	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	29,629
12,643	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	13,844
9,046	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	9,861
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	146,769
25,726	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	28,411
1,221	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	1,361
18,640	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(b)	18,298
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	152,733

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$17,337	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	$19,509
33,485	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	37,900
23,098	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	26,231
3,467	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,467
20,535	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	22,158
13,732	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	15,882
548	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	634
8,375	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	9,655
22,405	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	22,161
320,479	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	254,150
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.94%, 8/25/35(b)	722,617
160,021	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36(b)	134,418
57,991	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.98%, 6/25/36(b)	50,667
102,581	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	101,348
203,476	JPMorgan ReRemic, Series 2009-7, Class 8A1, 6.25%, 1/27/37(b)(d)	206,020
74,433	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	74,239
174,325	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	176,531
215,993	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	198,005
421,332	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	414,563
217,776	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	220,064
279,523	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	266,995
95,001	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	91,347
115,952	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	104,012
23,912	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	23,124
74,021	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	75,981
12,998	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	12,819
94,319	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	95,871
31,440	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	32,276
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	206,096
59,391	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	59,935
128,252	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.02%, 4/25/29(b)	119,852
177,023	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	181,675
37,293	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	38,363
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	426,835
682,778	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	653,290
98,035	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	52,526
37,038	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	36,763
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	548,442
361,880	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	292,693
55,171	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	55,624

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$43,271	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.75%, 6/25/36(b)	$34,785
276,015	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	225,413
45,666	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	44,273
206,719	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	205,766
9,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	8,707
126,123	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	128,520
83,701	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	29,766
129,456	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	89,741
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	531,584
59,658	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	61,798
12,961	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	12,706
14,385	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	14,971
106,877	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	110,904
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	105,550
129,969	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	128,283

Total Mortgage Backed Securities		15,429,851

Corporate Bonds (21.7%)
Banking (2.0%)
250,000	Bank of America Corp., 5.25%, 12/1/15	250,103
100,000	Bank of America Corp., 6.50%, 8/1/16	106,511
200,000	Citigroup, Inc., 5.13%, 5/5/14	201,424

		558,038

Diversified Financial Services (2.8%)
750,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	776,291

Diversified Manufacturing Operations (2.9%)
750,000	General Electric Co., 5.25%, 12/6/17	802,858

Financial Services (6.6%)
500,000	American General Finance, 6.90%, 12/15/17	397,500
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	92,500
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	101,016
545,000	General Electric Capital Corp., 5.45%, 1/15/13	585,538
500,000	I-Preferred Term Securities, 2.35%, 12/11/32, Continuously Callable @ 100(a)(b)	165,000
250,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	257,807
1,003,466	Preferred Term Securities IX, 2.08%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	160,555
500,000	Preferred Term Securities XI, 1.86%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	83,750
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	20

		1,843,686

Insurance (1.1%)
100,000	Aflac, Inc., 8.50%, 5/15/19	118,910
175,000	MetLife, Inc., 6.75%, 6/1/16	196,103

		315,013

Security Brokers & Dealers (4.4%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	515,056
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	875
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	702,558

		1,218,489

Telecommunications (0.8%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/10 @ 101.37*	123,266

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Corporate Bonds, continued:
Telecommunications, continued:
$126,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/10 @ 101.37*	$115,049

		238,315

Telecommunications-Services & Equipment (1.1%)
250,000	Verizon Communications, 8.75%, 11/1/18	318,600

Total Corporate Bonds		6,071,290

Taxable Municipal Bonds (5.7%)
Georgia (3.6%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/10 @ 100, Insured by: AGM*	1,001,590

Missouri (1.7%)
75,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	76,884
395,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA/FNMA/FHLMC*	400,629

		477,513

Wisconsin (0.4%)
110,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/10 @ 100, Enhanced by: LOC*	110,328

Total Taxable Municipal Bonds		1,589,431

U.S. Government Agency Securities (3.0%)
	Fannie Mae
500,000	5.56%, 11/15/16(f)	401,823
250,000	3.00%, 12/30/24, Callable 6/30/10 @ 100(b)(g)*	250,442
175,000	3.00%, 1/28/25, Callable 7/28/10 @ 100(b)(g)*	175,691

Total U.S. Government Agency Securities		827,956

U.S. Treasury Obligations (8.1%)
	U.S. Treasury Notes
1,000,000	1.00%, 4/30/12	1,004,570
250,000	1.38%, 5/15/13	250,958
500,000	2.75%, 2/15/19	483,711
500,000	3.63%, 2/15/20	512,851

Total U.S. Treasury Obligations		2,252,090

Investments in Affiliates (4.4%)
1,222,400	Cavanal Hill Cash Management Fund, Institutional Class	1,222,400

Total Investments in Affiliates		1,222,400

Total Investments (Cost $33,861,107)(h) — 99.1%		27,673,208
Other assets in excess of liabilities — 0.9%		259,168

Net Assets — 100.0%		$27,932,376

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2010. The date presented reflects the final maturity date.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2010.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

(h)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks (48.7%)
Aerospace/Defense (0.5%)
2,650	General Dynamics Corp.	$179,935
1,120	Raytheon Co.	58,699
2,740	Spirit AeroSystems Holdings, Inc., Class A(a)	53,375

		292,009

Airlines (0.1%)
710	Alaska Air Group, Inc.(a)	33,157
1,420	Continental Airlines, Inc., Class B(a)	29,962
40	Copa Holdings SA, Class A	2,040

		65,159

Apparel / Footwear (0.3%)
8,070	Foot Locker, Inc.	120,323
590	Phillips-Van Heusen Corp.	32,291
610	Urban Outfitters, Inc.(a)	22,143

		174,757

Apparel Manufacturers (0.6%)
2,335	Cherokee, Inc.	47,844
685	Cintas Corp.	17,810
890	Coach, Inc.	36,588
880	Columbia Sportswear Co.	45,038
1,435	NIKE, Inc., Class B	103,865
1,210	VF Corp.	93,594

		344,739

Auto Parts & Equipment (0.3%)
4,205	Johnson Controls, Inc.	119,969
4,795	The Goodyear Tire & Rubber Co.(a)	57,060

		177,029

Automotive Parts (0.5%)
630	Magna International, Inc., Class A	42,519
665	Navistar International Corp.(a)	36,030
5,470	Oshkosh Truck Corp.(a)	194,349
610	Wabco Holdings, Inc.(a)	18,544

		291,442

Banking (2.3%)
17,865	Bank of America Corp.	281,195
330	Bank of Hawaii Corp.	15,850
4,875	First Niagara Financial Group, Inc.	64,399
8,035	Hudson City Bancorp, Inc.	101,321
2,805	JPMorgan Chase & Co.	111,022
5,300	KeyCorp	42,506
4,110	PNC Financial Services Group	257,903
7,075	U.S. Bancorp	169,517
3,050	Washington Federal, Inc.	52,704
5,160	Wells Fargo & Co.	148,040
2,500	Western Alliance Bancorp(a)	20,125
3,800	Zions Bancorp	91,010

		1,355,592

Banks (0.3%)
7,525	Marshall & Ilsley Corp.	61,329
3,150	Simmons First National Corp., Class A	83,034
1,405	State Street Corp.	53,629

		197,992

Beverages (0.3%)
1,075	Diageo PLC ADR	65,876
1,895	PepsiCo, Inc.	119,177

		185,053

Biotechnology (0.1%)
930	Amylin Pharmaceuticals, Inc.(a)	15,364
640	Life Technologies Corp.(a)	32,038

		47,402

Broadcasting/Cable (0.6%)
5,695	CBS Corp., Class B	82,919
800	Central European Media Enterprises Ltd.(a)	20,256
12,435	Comcast Corp., Class A	224,949

		328,124

Building Materials (0.3%)
940	Armstrong World Industries, Inc.(a)	35,241
1,625	Nucor Corp.	69,956
1,235	USG Corp.(a)	21,637
1,385	Vulcan Materials Co.	69,915

		196,749

Business Equipment & Services (0.2%)
2,105	Accenture PLC, Class A	78,980
40	Fiserv, Inc.(a)	1,902
725	FTI Consulting, Inc.(a)	31,001
645	WESCO International, Inc.(a)	24,123

		136,006

Chemicals (0.6%)
1,260	Ashland, Inc.	67,549
2,315	E.I. du Pont de Nemours & Co.	83,734
5,805	Huntsman Corp.	57,934
800	Praxair, Inc.	62,080
1,045	RPM International, Inc.	20,701
660	The Lubrizol Corp.	58,456
290	The Mosaic Co.	13,389

		363,843

Coal (0.0%)
495	Alpha Natural Resources, Inc.(a)	18,993

Commercial Services (0.4%)
1,100	Alliance Data Systems Corp.(a)	77,726
1,270	Jacobs Engineering Group, Inc.(a)	53,035
1,290	Lender Processing Services, Inc.	43,783
3,515	Navigant Consulting, Inc.(a)	42,602

		217,146

Computer Software & Services (0.4%)
1,885	eBay, Inc.(a)	40,358
1,370	Liberty Media Corp., (Interactive), Class A(a)	17,769
6,695	Microsoft Corp.	172,731

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Computer Software & Services, continued:
190	Oracle Corp.	$4,288

		235,146

Computers & Peripherals (2.6%)
1,470	Apple Computer, Inc.(a)	378,025
7,255	Cisco Systems, Inc.(a)	168,026
4,420	Dell, Inc.(a)	58,919
4,440	Hewlett-Packard Co.	204,284
1,955	International Business Machines Corp.	244,883
5,685	NetApp, Inc.(a)	214,211
9,835	Seagate Technology(a)	151,066
1,130	Teradata Corp.(a)	36,092
1,815	Western Digital Corp.(a)	63,180

		1,518,686

Construction (0.7%)
3,785	D.R. Horton, Inc.	46,139
4,300	Fluor Corp.	201,756
4,650	Granite Construction, Inc.	137,872
765	URS Corp.(a)	34,104

		419,871

Consumer Products (1.2%)
3,315	Avon Products, Inc.	87,814
2,735	JAKKS Pacific, Inc.(a)	40,505
10,810	Mattel, Inc.	234,145
2,520	Pactiv Corp.(a)	72,022
4,110	The Procter & Gamble Co.	251,080

		685,566

Diversified Financial Services (1.2%)
435	CME Group, Inc.	137,743
1,785	Jefferies Group, Inc.	41,644
3,690	The Goldman Sachs Group, Inc.	532,319

		711,706

Diversified Manufacturing Operations (0.8%)
1,665	3M Co.	132,051
120	Carlisle Cos., Inc.	4,667
150	Corning, Inc.	2,615
560	Crane Co.	18,217
1,130	Danaher Corp.	89,699
3,155	General Electric Co.	51,584
640	Lennox International, Inc.	28,640
4,255	Packaging Corp. of America	94,206
1,405	Textron, Inc.	29,041
95	The Brink’s Co.	2,154

		452,874

Drugs Wholesale (0.1%)
2,205	AmerisourceBergen Corp.	68,972

Education (0.1%)
570	Apollo Group, Inc., Class A(a)	30,301
1,470	Career Education Corp.(a)	41,160
45	DeVry, Inc.	2,587

		74,048

Electric Integrated (0.7%)
1,330	DPL, Inc.	33,303
6,205	FirstEnergy Corp.	218,478
1,455	MDU Resources Group, Inc.	27,209
4,500	Mirant Corp.(a)	55,890
2,605	Northwestern Corp.	68,616
3,305	The AES Corp.(a)	33,942

		437,438

Electrical Components & Equipment (0.3%)
1,620	GrafTech International Ltd.(a)	26,908
4,240	Molex, Inc.	89,803
3,690	SunPower Corp., Class A(a)	48,819

		165,530

Electronic Components/Instruments (0.8%)
3,720	A123 Systems, Inc.(a)	33,852
925	Amphenol Corp., Class A	39,220
605	Arrow Electronics, Inc.(a)	16,504
180	Avnet, Inc.(a)	5,170
3,265	Emerson Electric Co.	151,626
1,790	Jabil Circuit, Inc.	24,505
765	L-3 Communications Holdings, Inc.	63,212
990	Rambus, Inc.(a)	23,206
2,380	Thermo Fisher Scientific, Inc.(a)	123,903
420	Vishay Intertechnology, Inc.(a)	3,801

		484,999

Engineering & Construction (0.2%)
2,520	KBR, Inc.	55,390
1,375	McDermott International, Inc.(a)	30,497

		85,887

Entertainment (0.1%)
2,880	International Game Technology	56,362

Finance-Investment Bank/Brokerage (0.1%)
3,920	Invesco Ltd.	72,755
125	TD Ameritrade Holding Corp.(a)	2,216

		74,971

Financial Services (1.8%)
3,740	Ameriprise Financial, Inc.	148,815
2,610	Broadridge Financial Solutions, Inc.	49,903
1,060	Coinstar, Inc.(a)	56,880
8,740	Discover Financial Services	117,553
845	Eaton Vance Corp.	25,257
2,580	Fidelity National Information Services, Inc.	71,002
1,005	First Cash Financial Services, Inc.(a)	21,135
600	IntercontinentalExchange, Inc.(a)	69,678
1,565	Investment Technology Group, Inc.(a)	26,386
2,175	Janus Capital Group, Inc.	23,185
2,850	Morgan Stanley	77,263
3,720	Ocwen Financial Corp.(a)	45,235
2,460	Raymond James Financial, Inc.	69,544
2,880	T. Rowe Price Group, Inc.	142,618
1,850	Visa, Inc.	134,051

		1,078,505

Food Products & Services (1.1%)
5,545	Archer-Daniels-Midland Co.	140,122
920	Campbell Soup Co.	32,945

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Food Products & Services, continued:
1,925	Dean Foods Co.(a)	$20,501
3,740	Del Monte Foods Co.	54,529
1,465	General Mills, Inc.	104,352
1,080	Hormel Foods Corp.	42,984
7,440	Sysco Corp.	221,787

		617,220

Food-Miscellaneous/Diversified (0.6%)
2,905	H.J. Heinz Co.	128,343
55	McCormick & Co., Inc.	2,121
4,395	The J.M. Smucker Co.	242,692

		373,156

Forest Products & Paper (0.0%)
510	Plum Creek Timber Co., Inc.	17,860

Gas (0.0%)
565	Vectren Corp.	13,023

Health Care (0.8%)
1,355	Community Health Systems, Inc.(a)	52,818
975	Coventry Health Care, Inc.(a)	20,183
4,240	Humana, Inc.(a)	195,252
18,895	Tenet Healthcare Corp.(a)	108,079
2,725	UnitedHealth Group, Inc.	79,216

		455,548

Healthcare-Products (0.1%)
1,595	Herbalife Ltd.	72,142

Healthcare-Services (0.2%)
4,805	NutriSystem, Inc.	106,911

Holding Companies (0.1%)
1,780	Impala Platinum Holdings Ltd. ADR	44,500

Home Builders (0.1%)
1,855	KB Home	26,860

Hotels (0.1%)
1,295	Boyd Gaming Corp.(a)	17,055
2,925	Orient-Express Hotels Ltd.(a)	29,513
635	Starwood Hotels & Resorts Worldwide, Inc.	29,369

		75,937

Insurance (1.1%)
630	Allied World Assurance Co. Holdings Ltd.	28,293
1,840	Aspen Insurance Holdings Ltd.	46,478
2,135	Assurant, Inc.	74,085
85	Axis Capital Holdings Ltd.	2,584
2,490	Endurance Specialty Holdings Ltd.	92,379
810	PartnerRe Ltd.	59,090
1,685	Protective Life Corp.	36,261
335	RenaissanceRe Holdings Ltd.	18,110
2,620	The Travelers Cos., Inc.	129,612
1,325	Validus Holdings Ltd.	32,542
3,010	Willis Group Holdings PLC	92,166
2,785	XL Capital Ltd., Class A	49,044

		660,644

Internet (0.7%)
337	Google, Inc., Class A(a)	163,506
1,665	IAC/InterActiveCorp(a)	39,053
915	Sohu.com, Inc.(a)	40,443
135	WebMD Health Corp.(a)	6,146
10,975	Yahoo!, Inc.(a)	168,356

		417,504

Investment Companies (0.3%)
1,090	BlackRock, Inc.	182,989

Machinery & Equipment (0.5%)
2,100	H&E Equipment Services, Inc.(a)	20,979
1,525	Joy Global, Inc.	77,775
490	Roper Industries, Inc.	28,430
3,265	The Manitowoc Co., Inc.	38,951
1,485	United Technologies Corp.	100,059
210	W.W. Grainger, Inc.	21,368

		287,562

Machinery-Diversified (0.4%)
2,965	Pall Corp.	100,958
2,205	Teleflex, Inc.	123,657

		224,615

Media (0.2%)
5,765	News Corp., Class A	76,098
1,040	The New York Times Co., Class A(a)	9,651
675	Time Warner, Inc.	20,918

		106,667

Medical (0.1%)
5,865	Health Management Associates, Inc.(a)	54,545

Medical Equipment & Supplies (0.8%)
1,250	Becton, Dickinson & Co.	89,125
9,670	Boston Scientific Corp.(a)	58,503
425	Haemonetics Corp.(a)	22,925
1,705	Hologic, Inc.(a)	25,405
2,895	Johnson & Johnson	168,778
1,580	Stryker Corp.	83,787

		448,523

Medical-Biotechnology (0.0%)
320	Biogen Idec, Inc.(a)	15,178

Metals (0.1%)
1,007	Allegheny Technologies, Inc.	55,063
510	Cliffs Natural Resources, Inc.	28,488

		83,551

Metals-Processing & Fabrication (1.0%)
10,665	AK Steel Holding Corp.	159,548
6,465	Alcoa, Inc.	75,253
2,899	Century Aluminum Co.(a)	30,468
7,390	Commercial Metals Co.	115,062
985	Freeport-McMoran Copper & Gold, Inc.	68,999
905	General Cable Corp.(a)	28,200
1,590	Reliance Steel & Aluminum Co.	72,997
915	Shaw Group, Inc.(a)	31,211

		581,738

Oil & Gas (0.0%)
55	Dresser-Rand Group, Inc.(a)	1,751

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Oil & Gas, continued:
1,525	Seahawk Drilling, Inc.(a)	$18,437

		20,188

Oil & Gas Exploration, Production and Services (3.3%)
1,150	Apache Corp.	102,971
970	Atmos Energy Corp.	26,306
2,335	Baker Hughes, Inc.	89,057
1,190	Cabot Oil & Gas Corp.	41,281
90	Cameron International Corp.(a)	3,258
5,740	Chesapeake Energy Corp.	128,232
560	Concho Resources, Inc.(a)	29,148
1,210	Devon Energy Corp.	77,259
420	Diamond Offshore Drilling, Inc.	26,502
1,255	EXCO Resources, Inc.	21,649
1,280	Forest Oil Corp.(a)	34,099
3,330	Halliburton Co.	82,684
4,440	Helix Energy Solutions Group, Inc.(a)	48,352
1,250	Helmerich & Payne, Inc.	47,100
2,085	Hess Corp.	110,922
2,840	Murphy Oil Corp.	151,599
4,770	National-Oilwell Varco, Inc.	181,880
1,470	Noble Corp.	42,733
1,850	Oil States International, Inc.(a)	72,224
4,780	Patterson-UTI Energy, Inc.	67,063
1,255	Petrohawk Energy Corp.(a)	24,134
1,555	Pride International, Inc.(a)	38,517
7,600	SandRidge Energy, Inc.(a)	48,944
1,695	Sasol ADR	61,020
2,870	Southwestern Energy Co.(a)	107,941
13,565	Tesoro Corp.	158,710
1,090	Ultra Petroleum Corp.(a)	50,162
1,080	Valero Energy Corp.	20,174
3,095	Weatherford International Ltd.(a)	43,701

		1,937,622

Oil-Integrated Companies (2.2%)
3,250	Chevron Corp.	240,077
4,645	ConocoPhillips	240,890
5,965	Exxon Mobil Corp.	360,644
6,980	Marathon Oil Corp.	217,008
1,440	Occidental Petroleum Corp.	118,814
2,210	Sunoco, Inc.	66,013
1,131	Total SA ADR	52,739

		1,296,185

Paper Products (0.3%)
2,015	International Paper Co.	46,808
1,465	Kimberly-Clark Corp.	88,926
840	Temple-Inland, Inc.	17,749

		153,483

Pharmaceuticals (2.0%)
4,515	Abbott Laboratories	214,733
215	Amgen, Inc.(a)	11,133
3,802	Bristol-Myers Squibb Co.	88,244
585	Cephalon, Inc.(a)	34,433
1,220	Charles River Laboratories International, Inc.(a)	40,919
2,825	Endo Pharmaceuticals Holdings, Inc.(a)	59,156
2,000	Forest Laboratories, Inc.(a)	51,760
2,195	Genzyme Corp.(a)	106,787
270	Gilead Sciences, Inc.(a)	9,698
5,418	Merck & Co., Inc.	182,533
3,605	Mylan, Inc.(a)	70,081
435	NBTY, Inc.(a)	14,894
710	Perrigo Co.	42,181
10,108	Pfizer, Inc.	153,945
2,720	Roche Holding AG ADR	93,296

		1,173,793

Pipelines (0.8%)
1,090	Kinder Morgan Energy Partners LP	69,215
2,375	Magellan Midstream Partners LP	103,978
1,955	ONEOK Partners LP	117,124
1,120	ONEOK, Inc.	49,806
7,825	The Williams Cos., Inc.	154,544

		494,667

Printing & Publishing (0.3%)
8,020	Gannett Co., Inc.	124,631
875	The McGraw-Hill Cos., Inc.	24,325

		148,956

Property Management (0.1%)
2,595	Corrections Corp. of America(a)	51,641

Real Estate Investment Trusts (1.6%)
1,880	American Campus Communities, Inc.	50,328
2,930	Annaly Capital Management, Inc.	49,693
3,340	Apartment Investment & Management Co., Class A	68,904
1,410	Camden Property Trust	64,352
7,760	CapitalSource, Inc.	35,230
2,640	Duke Realty Corp.	31,363
630	HCP, Inc.	20,072
2,300	HRPT Properties Trust	15,433
590	Liberty Property Trust	18,178
3,265	Mack-Cali Realty Corp.	107,680
7,895	MFA Financial, Inc.	57,870
2,430	ProLogis	27,653
930	Public Storage	86,202
8,910	Redwood Trust, Inc.	135,343
3,960	Sovran Self Storage, Inc.	142,679
1,320	Weingarten Realty Investors	27,535

		938,515

Rental-Retail (0.1%)
1,732	Aaron’s, Inc.	34,605

Restaurants (0.6%)
3,230	Darden Restaurants, Inc.	138,567
1,945	Domino’s Pizza, Inc.(a)	25,285
1,160	Jack In the Box, Inc.(a)	26,030
1,195	McDonald’s Corp.	79,910
455	Panera Bread Co., Class A(a)	36,778
1,610	Yum! Brands, Inc.	65,929

		372,499

Retail (2.8%)
1,425	Aeropostale, Inc.(a)	39,487
950	America’s Car-Mart, Inc.(a)	23,009

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Retail, continued:
5,750	American Eagle Outfitters, Inc.	$75,325
4,885	Barnes & Noble, Inc.	98,824
3,110	Best Buy Co., Inc.	131,397
2,125	Big Lots, Inc.(a)	75,076
1,715	BJ’s Wholesale Club, Inc.(a)	68,720
1,050	Cash America International, Inc.	38,797
5,495	CVS Corp.	190,292
2,540	Dollar Tree, Inc.(a)	158,979
9,770	Fred’s Inc., Class A	133,751
2,345	GameStop Corp., Class A(a)	53,443
2,625	Kohl’s Corp.(a)	133,219
4,475	Lithia Motors, Inc., Class A	36,561
7,660	Office Depot, Inc.(a)	44,428
10,705	Penske Automotive Group, Inc.(a)	139,807
4,950	The Gap, Inc.	107,910
2,430	Wal-Mart Stores, Inc.	122,861

		1,671,886

Savings & Loans (0.3%)
11,300	New York Community Bancorp, Inc.	181,365

Semiconductors (2.6%)
785	Altera Corp.	18,502
1,370	Analog Devices, Inc.	39,963
3,680	Applied Materials, Inc.	47,509
1,515	FormFactor, Inc.(a)	19,498
17,330	Intel Corp.	371,209
4,055	Intersil Corp.	53,972
1,000	Linear Technology Corp.	27,960
2,095	Marvell Technology Group Ltd.(a)	39,763
5,555	Maxim Integrated Products, Inc.	98,657
4,355	Microchip Technology, Inc.	121,287
2,325	National Semiconductor Corp.	32,666
24,820	ON Semiconductor Corp.(a)	181,434
7,925	SanDisk Corp.(a)	369,464
2,565	Texas Instruments, Inc.	62,637
2,925	Xilinx, Inc.	71,516

		1,556,037

Software (0.1%)
3,390	CA, Inc.	68,648

Technology (0.3%)
1,615	SAIC, Inc.(a)	27,762
1,735	Waters Corp.(a)	118,743

		146,505

Telecommunications (1.2%)
1,275	ADTRAN, Inc.	34,973
4,190	AT&T, Inc.	101,817
3,350	CenturyTel, Inc.	115,005
4,172	Leap Wireless International, Inc.(a)	68,129
695	Liberty Global, Inc., Class A(a)	17,931
11,350	MetroPCS Communications, Inc.(a)	102,037
8,105	Motorola, Inc.(a)	55,519
2,150	NII Holdings, Inc.(a)	78,411
16,150	Sprint Nextel Corp.(a)	82,850
415	Telephone and Data Systems, Inc.	13,645
2,235	Verizon Communications, Inc.	61,507

		731,824

Telecommunications-Services & Equipment (0.6%)
3,240	Clearwire Corp., Class A(a)	26,374
6,465	QUALCOMM, Inc.	229,895
2,650	Telus Corp.	91,531

		347,800

Tobacco & Tobacco Products (0.4%)
3,045	Altria Group, Inc.	61,783
4,157	Philip Morris International, Inc.	183,407

		245,190

Toys/Games/Hobbies (0.1%)
1,010	Hasbro, Inc.	40,552

Transportation (0.1%)
390	Alexander & Baldwin, Inc.	12,554
1,440	Hertz Global Holdings, Inc.(a)	16,359
2,625	UTI Worldwide, Inc.	37,931

		66,844

Transportation & Shipping (0.7%)
1,390	Arkansas Best Corp.	32,512
1,240	FedEx Corp.	103,528
1,484	GulfMark Offshore, Inc., Class A(a)	38,792
695	J.B. Hunt Transport Services, Inc.	23,998
1,375	Kirby Corp.(a)	54,216
975	Norfolk Southern Corp.	55,049
4,885	Southwest Airlines Co.	60,769
855	Thor Industries, Inc.	24,932

		393,796

Utilities (0.4%)
4,030	Calpine Corp.(a)	55,211
5,045	Constellation Energy Group	178,492

		233,703

Utilities-Electric (0.4%)
4,050	Ameren Corp.	99,873
950	Edison International	30,742
470	Exelon Corp.	18,142
1,810	Public Service Enterprise Group, Inc.	55,440

		204,197

Utilities-Natural Gas (0.2%)
2,155	NiSource, Inc.	32,239

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Utilities-Natural Gas, continued:
4,060	UGI Corp.	$106,128

		138,367

Vitamins & Nutrition Products (0.2%)
2,810	Mead Johnson Nutrition Co.	138,589

Waste Disposal (0.2%)
2,905	Republic Services, Inc.	84,594

Total Common Stocks		28,681,320

Asset Backed Securities (0.3%)
$5,469	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)	5,403
13,207	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	13,087
16,665	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	15,080
90,443	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.03%, 9/25/33(c)	34,825
125,373	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	111,366
272,518	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.80%, 8/5/36(b)(c)(d)	1,363

Total Asset Backed Securities		181,124

Mortgage Backed Securities (18.1%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(c)	230,950
378,920	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	336,104
324,449	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	315,999
100,000	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	96,952
116,465	Bank of America Funding Corp., Series 2003-3, Class 1A33, 5.50%, 10/25/33	118,272
100,000	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	60,415
191,016	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	183,897
166,069	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	154,545
30,000	Bank of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	29,655
50,000	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	48,116
57,706	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.70%, 9/25/34(c)	19,905
578,547	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.26%, 4/25/37(c)	321,927
254,439	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	260,154
148,335	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.90%, 7/25/37(c)	139,477
281,009	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	190,732
145,239	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.13%, 5/25/35(c)	122,545
422,559	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	390,425
13,369	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	13,412
46,617	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	46,389
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	46,147
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	112,187
137,740	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	132,458
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	33,419
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	34,380
359,165	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	229,350
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	17,501
31,489	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	29,978
6,142	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	6,158
174,546	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.10%, 11/25/35(c)	129,685

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$18,425	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	$17,266
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	107,804
148,758	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	112,109
269,151	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	239,666
216,971	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	165,823
17,413	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	17,417
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	26,698
517,166	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.08%, 5/26/37(c)(e)	518,738
81,843	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	55,065
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.28%, 6/25/36(c)	146,125
246,163	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.83%, 10/25/33(c)	228,854
69,165	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	72,153
224,235	Fannie Mae, 4.50%, 4/1/35, Pool #814522	230,839
8,716	Fannie Mae, 5.00%, 3/1/18, Pool #681351	9,355
13,291	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	13,646
13,934	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	14,041
228,120	Fannie Mae, 5.50%, 10/1/35, Pool #838584	243,944
22,331	Fannie Mae, 6.00%, 5/1/35, Pool #357778	24,186
31,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	34,335
142,403	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	139,103
129,315	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	126,250
131,096	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.81%, 8/25/37(c)	35,519
27,873	Freddie Mac, 2.47%, 6/1/28, Pool #605508(c)	28,890
143,770	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	147,512
24,329	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	24,890
15,736	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	16,899
12,886	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	13,838
44,159	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	46,438
12,384	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	12,512
17,778	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	18,022
16,345	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	17,506
11,803	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,888
2,252	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	2,351
41,689	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	44,677
188,941	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	209,901
5,701	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	6,245
52,965	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	58,516
7,192	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	8,121
41,908	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	47,434
26,291	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	26,089
190,575	GSR Mortgage Loan Trust, 5.50%, 3/25/35	183,756
25,829	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	23,911
231,569	JPMorgan ReRemic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(c)(e)	233,690
341,418	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	318,762
27,958	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	26,705
220,131	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	215,570

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2010

(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities, continued:
$168,325	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	$171,936
21,735	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	22,894
85,953	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	88,001
668,381	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	550,396
159,385	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	99,727
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(c)	124,771
84,522	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	72,282
49,017	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	26,263
95,757	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	96,265
34,216	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	33,319
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	146,251
103,394	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	83,626
296,922	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	233,313
15,094	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	13,819
227,661	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	201,317
75,785	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	78,641
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	310,162
137,141	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	118,906

Total Mortgage Backed Securities		10,647,082

Corporate Bonds (10.1%)
Aerospace/Defense (0.9%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	545,583

Banking (3.1%)
375,000	Bank of America Corp., 5.25%, 12/1/15	375,154
750,000	Bank of America Corp., 6.50%, 8/1/16	798,835
250,000	Citigroup, Inc., 5.50%, 4/11/13	257,526
375,000	Citigroup, Inc., 5.85%, 7/2/13	392,777

		1,824,292

Diversified Financial Services (1.8%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	269,289
750,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	776,291

		1,045,580

Diversified Manufacturing Operations (0.7%)
375,000	General Electric Co., 5.25%, 12/6/17	401,429

Financial Services (0.9%)
150,000	American General Finance, 6.90%, 12/15/17	119,250
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	126,270
200,000	Morgan Stanley, Series F, 6.00%, 4/28/15, GMTN	206,245
194,797	Preferred Term Securities XX, 0.71%, 3/22/38, Callable 12/22/10 @ 100(c)(e)*	79,867
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)(d)	12
256,310	Regional Diversified Funding, 1.64%, 1/25/36(b)(c)(d)	1,620

		533,264

Insurance (0.9%)
250,000	Aflac, Inc., 8.50%, 5/15/19	297,276
250,000	Jackson National Life Global, 5.38%, 5/8/13(e)	267,701

		564,977

Real Estate Investment Trusts (0.4%)
200,000	Arden Realty LP, 5.25%, 3/1/15	212,328

Retail (0.5%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	288,838

Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	206,022

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	$438

		206,460

Telecommunications (0.6%)
250,000	AT&T, Inc., 6.25%, 3/15/11	259,834
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	101,645

		361,479

Total Corporate Bonds		5,984,230

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	159,313

Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	102,512

Total Taxable Municipal Bonds		261,825

U.S. Government Agency Securities (4.8%)
	Fannie Mae
300,000	5.56%, 11/15/16(g)	241,094
500,000	2.00%, 1/15/13, Callable 7/15/10 @ 100*	500,727
500,000	2.00%, 5/5/15, Callable 11/5/10 @ 100(h)*	502,559
250,000	3.00%, 12/30/24, Callable 6/30/10 @ 100(h)*	250,442
500,000	5.00%, 2/13/17	560,478
	Freddie Mac
600,000	2.50%, 1/7/14	616,309
125,000	5.00%, 6/15/28	131,056

Total U.S. Government Agency Securities		2,802,665

U.S. Treasury Obligations (7.7%)
	U.S. Treasury Notes
1,000,000	1.00%, 4/30/12	1,004,570
400,000	1.38%, 3/15/13	402,124
810,000	2.75%, 2/15/19	783,612
400,000	3.63%, 2/15/20	410,281
1,000,000	4.50%, 11/15/15	1,116,484
750,000	4.50%, 2/15/16	835,488

Total U.S. Treasury Obligations		4,552,559

Investment Companies (7.8%)
9,950	iShares MSCI Australia Index Fund	200,095
51,382	iShares MSCI EAFE Index Fund	2,482,778
17,061	iShares MSCI Emerging Markets Index	650,024
11,500	iShares S&P 500 Index Fund	1,261,550

Total Investment Companies		4,594,447

Investments in Affiliates (2.2%)
1,304,592	Cavanal Hill Cash Management Fund, Institutional Class	1,304,592

Total Investments in Affiliates		1,304,592

Total Investments (Cost $56,727,152)(i) — 100.1%		59,009,844

Liabilities in excess of other assets — (0.1)%		(77,661)

Net Assets — 100.0%		$58,932,183

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2010. The date presented reflects the final maturity date.
(d)	Issuer has deferred on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Rate represents the effective yield at purchase.
(h)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2010.
(i)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
GMTN	Global Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks (96.6%)
Apparel Manufacturers (1.8%)
7,345	NIKE, Inc., Class B	$531,631

Banking (6.5%)
61,235	Bank of America Corp.	963,839
6,950	PNC Financial Services Group	436,113
21,365	U.S. Bancorp	511,905

		1,911,857

Beverages (1.8%)
8,660	PepsiCo, Inc.	544,627

Business Equipment & Services (1.3%)
9,965	Accenture PLC, Class A	373,887

Chemicals (1.0%)
3,705	Praxair, Inc.	287,508

Computers & Peripherals (14.2%)
6,805	Apple Computer, Inc.(a)	1,749,974
33,660	Cisco Systems, Inc.(a)	779,565
20,460	Dell, Inc.(a)	272,732
12,825	Hewlett-Packard Co.	590,078
2,500	International Business Machines Corp.	313,150
13,395	NetApp, Inc.(a)	504,724

		4,210,223

Construction (0.7%)
4,325	Fluor Corp.	202,929

Consumer Products (1.7%)
10,080	Avon Products, Inc.	267,019
10,985	Mattel, Inc.	237,935

		504,954

Diversified Financial Services (3.9%)
7,955	The Goldman Sachs Group, Inc.	1,147,588

Diversified Manufacturing Operations (1.4%)
5,345	Danaher Corp.	424,286

Electric Integrated (1.4%)
12,135	FirstEnergy Corp.	427,273

Electronic Components/Instruments (4.5%)
10,070	Emerson Electric Co.	467,651
3,585	L-3 Communications Holdings, Inc.	296,229
10,870	Thermo Fisher Scientific, Inc.(a)	565,892

		1,329,772

Financial Services (3.5%)
16,935	Discover Financial Services	227,776
9,545	T. Rowe Price Group, Inc.	472,668
4,570	Visa, Inc.	331,142

		1,031,586

Food Products & Services (2.8%)
14,010	Archer-Daniels-Midland Co.	354,033
15,990	Sysco Corp.	476,662

		830,695

Food-Miscellaneous/Diversified (1.1%)
7,210	H.J. Heinz Co.	318,538

Internet (4.3%)
1,030	Google, Inc., Class A(a)	499,735
50,975	Yahoo!, Inc.(a)	781,957

		1,281,692

Machinery & Equipment (1.6%)
6,875	United Technologies Corp.	463,238

Medical Equipment & Supplies (3.9%)
6,795	Becton, Dickinson & Co.	484,484
44,880	Boston Scientific Corp.(a)	271,524
7,475	Stryker Corp.	396,399

		1,152,407

Metals-Processing & Fabrication (1.0%)
26,225	Alcoa, Inc.	305,259

Oil & Gas Exploration, Production and Services (9.3%)
5,230	Apache Corp.	468,294
10,840	Baker Hughes, Inc.	413,438
14,140	Chesapeake Energy Corp.	315,888
5,680	Devon Energy Corp.	362,668
10,575	Halliburton Co.	262,577
5,860	National-Oilwell Varco, Inc.	223,442
6,715	Noble Corp.	195,205
7,845	Southwestern Energy Co.(a)	295,050
14,390	Weatherford International Ltd.(a)	203,187

		2,739,749

Oil-Integrated Companies (0.9%)
4,255	Exxon Mobil Corp.	257,257

Paper Products (1.1%)
5,310	Kimberly-Clark Corp.	322,317

Pharmaceuticals (2.3%)
8,570	Bristol-Myers Squibb Co.	198,910
10,150	Genzyme Corp.(a)	493,797

		692,707

Pipelines (1.2%)
17,970	The Williams Cos., Inc.	354,908

Restaurants (1.3%)
5,675	McDonald’s Corp.	379,487

Retail (7.8%)
20,435	Barnes & Noble, Inc.	413,400
14,225	Best Buy Co., Inc.	601,006
19,365	CVS Corp.	670,610
12,420	Kohl’s Corp.(a)	630,315

		2,315,331

Semiconductors (3.1%)
29,595	Intel Corp.	633,925
12,050	Texas Instruments, Inc.	294,261

		928,186

Technology (1.0%)
4,490	Waters Corp.(a)	307,296

Telecommunications (1.3%)
74,695	Sprint Nextel Corp.(a)	383,185

Telecommunications-Services & Equipment (2.2%)
18,690	QUALCOMM, Inc.	664,616

Tobacco & Tobacco Products (1.7%)
11,088	Philip Morris International, Inc.	489,203

Transportation & Shipping (2.5%)
5,690	FedEx Corp.	475,058

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded

May 31, 2010

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Transportation & Shipping, continued:
4,470	Norfolk Southern Corp.	$252,376

		727,434

Vitamins & Nutrition Products (1.1%)
6,322	Mead Johnson Nutrition Co.	311,801

Waste Disposal (1.4%)
13,715	Republic Services, Inc.	399,381

Total Common Stocks		28,552,808

Investment Company (1.5%)
3,231	ProShares UltraPro S&P 500	441,936

Total Investment Company		441,936

Investments in Affiliates (5.2%)
1,549,180	Cavanal Hill Cash Management Fund, Institutional Class	1,549,180

Total Investments in Affiliates		1,549,180

Total Investments (Cost $28,629,653)(b) — 103.3%		30,543,924

Liabilities in excess of other assets — (3.3)%		(969,058)

Net Assets — 100.0%		$29,574,866

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

May 31, 2010 (Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of May 31, 2010, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (with each Fund individually referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2010, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or in cases when prices provided by pricing services are believed to not reflect current value, a Pricing Committee established by the Trust’s Board determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

The following is a summary categorization, as of May 31, 2010, of each Fund’s investments based on the level of inputs utilized in determining the value of such investment:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
Corporate Bonds[1]	$—	$84,661,800	$—	$84,661,800
U.S. Treasury Obligations	—	145,255,942	—	145,255,942
Repurchase Agreements	—	509,582,667	—	509,582,667

Total Investments	—	739,500,409	—	739,500,409

Cash Management Fund
Certificates of Deposit[1]	—	150,000,384	—	150,000,384
Commercial Paper[1]	—	128,927,129	—	128,927,129
Corporate Bonds[1]	—	141,652,707	—	141,652,707
U.S. Government Agency Securities	—	146,001,493	—	146,001,493
Repurchase Agreements	—	266,589,331	—	266,589,331

Total Investments	—	833,171,044	—	833,171,044

Tax-Free Money Market Fund
Municipal Bonds[2]	—	388,266,613	—	388,266,613
Commercial Paper[2]	—	51,825,000	—	51,825,000
Investment Companies	7,629,996	—	—	7,629,996

Total Investments	7,629,996	440,091,613	—	447,721,609

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	34,366,877	—	34,366,877
Investments in Affiliates	64,201	—	—	64,201

Total Investments	64,201	34,366,877	—	34,431,078

Short-Term Income Fund
Asset Backed Securities	—	2,995,750	—	2,995,750
Mortgage Backed Securities	—	33,167,843	—	33,167,843
Corporate Bonds[1]	—	9,517,507	—	9,517,507
U.S. Government Agency Securities	—	3,985,611	—	3,985,611
U.S. Treasury Obligations	—	10,039,169	—	10,039,169
Investments in Affiliates	3,164,697	—	—	3,164,697

Total Investments	3,164,697	59,705,880	—	62,870,577

Intermediate Bond Fund
Asset Backed Securities	—	637,555	—	637,555
Mortgage Backed Securities	—	11,189,030	—	11,189,030
Corporate Bonds[1]	—	4,614,475	—	4,614,475
Taxable Municipal Bonds[2]	—	1,091,858	—	1,091,858
U.S. Government Agency Securities	—	959,258	—	959,258
U.S. Treasury Obligations	—	1,343,675	—	1,343,675
Investments in Affiliates	557,122	—	—	557,122

Total Investments	557,122	19,835,851	—	20,392,973

Bond Fund
Asset Backed Securities	—	280,190	—	280,190
Mortgage Backed Securities	—	15,429,851	—	15,429,851
Corporate Bonds[1]	—	6,071,290	—	6,071,290
Taxable Municipal Bonds[2]	—	1,589,431	—	1,589,431
U.S. Government Agency Securities	—	827,956	—	827,956
U.S. Treasury Obligations	—	2,252,090	—	2,252,090
Investments in Affiliates	1,222,400	—	—	1,222,400

Total Investments	1,222,400	26,450,808	—	27,673,208

Balanced Fund
Common Stocks[1]	28,681,320	—	—	28,681,320
Asset Backed Securities	—	181,124	—	181,124
Mortgage Backed Securities	—	10,647,082	—	10,647,082
Corporate Bonds[1]	—	5,984,230	—	5,984,230
Taxable Municipal Bonds[2]	—	261,825	—	261,825
U.S. Government Agency Securities	—	2,802,665	—	2,802,665
U.S. Treasury Obligations	—	4,552,559	—	4,552,559
Investment Companies	4,594,447	—	—	4,594,447
Investments in Affiliates	1,304,592	—	—	1,304,592

Total Investments	34,580,359	24,429,485	—	59,009,844

U.S. Large Cap Equity Fund
Common Stocks[1]	28,552,808	—	—	28,552,808
Investment Company	441,936	—	—	441,936
Investments in Affiliates	1,549,180	—	—	1,549,180

Total Investments	30,543,924	—	—	30,543,924

1.	Please see the Schedule of Portfolio Investments for Industry classification.
2.	Please see the Schedule of Portfolio Investments for State classification.

For the nine months ended May 31, 2010, there were no Level 3 securities in the Funds.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act and are typically categorized as Level 2 in the fair value hierarchy. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed income securities will be valued using matrix pricing as determined by a Board of Trustees (the “Board”) approved independent pricing service. Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs discussed above for “Fixed Income Securities”, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed income securities (i.e. securities with 60 days or fewer to maturity) are valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price. Open-end and closed-end mutual funds are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements will be valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of May 31, 2010, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2010, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 0.58%, 2.43%, 1.92%, and 0.06% of net assets, respectively. The illiquid restricted securities held as of May 31, 2010, are identified below:

Security	Acquisition Date	Acquisition Cost($)	Principal Amount($)	Fair Value($)
Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3	7/15/2003	45,222	49,221	48,624
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	7/28/2003	75,701	79,243	78,522
Alesco Preferred Funding Ltd., Series 8A, Class C2	7/24/2007	1,026,386	1,043,586	20,872
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	123,985	133,317	120,641
Preferred Term Securities IX, 2.08%, 4/3/33	3/17/2003	501,733	501,733	80,277
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	398,411	406,542	41
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,603,773	2,616,173	13,081

Intermediate Bond Fund:
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3	6/8/2004	9,958	10,938	10,805
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	6/8/2004	42,704	44,904	44,496
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	532,073	661,588	6,616
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	796,383	7,964
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	86,790	93,322	84,449
I-Preferred Term Securities, 2.35%, 12/11/32	4/9/2003	502,835	500,000	165,000
Preferred Term Securities IX, 2.08%, 4/3/33	3/18/2003	501,733	501,733	80,277
Preferred Term Securities XI, 1.86%, 9/24/33	9/12/2003	500,000	500,000	83,750
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	398,411	406,542	41
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,173,244	2,180,144	10,901

Bond Fund:
ACLC Business Loan Receivables, Series 1998-2, Class A3	7/15/2003	5,025	5,469	5,403
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F	7/28/2003	40,374	42,263	41,878
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	409,287	508,914	5,089
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	796,383	7,964
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	61,993	66,659	60,321
I-Preferred Term Securities, 2.35%, 12/11/32	4/9/2003	502,835	500,000	165,000
Preferred Term Securities IX, 2.08%, 4/3/33	3/18/2003	1,003,466	1,003,466	160,555
Preferred Term Securities XI, 1.86%, 9/24/33	9/12/2003	500,000	500,000	83,750
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	199,206	203,271	20
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	1,086,622	1,090,072	5,450

Balanced Fund:
ACLC Business Loan Receivables, Series 1998-2, Class A3	7/15/2003	5,025	5,469	5,403
ACLC Business Loan Receivables, Series 2000-1, Class A3F	12/9/2003	13,042	13,207	13,087
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/9/2003	15,498	16,665	15,080
Preferred Term Securities XXIII, 0.00%, 12/22/36	9/22/2006	119,523	121,963	12
Reg Diversified Funding, 1.64%, 1/25/36	1/9/2007	252,188	256,310	1,620
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/21/2007	270,818	272,518	1,363

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

3. Recent Accounting Pronouncements:

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of May 31, 2010 from valuation input levels used on February 28, 2010.

4. Concentration of Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of May 31, 2010, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Airport	1.4%	—
Education	15.9%	—
Facilities	4.4%	1.9%
General	—	2.9%
General Obligation	33.5%	59.3%
Higher Education	—	1.9%
Medical	10.2%	0.8%
Multifamily Housing	1.0%	—
Nursing Homes	3.1%	—
Pollution	5.4%	0.2%
School District	—	28.6%
Taxation	3.1%	—
Transportation	10.9%	—
Utilities	9.4%	0.1%
Water	—	4.1%
Other Assets	1.7%	0.2%

The Short–Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of May 31, 2010, the percentages of net assets invested in mortgage-backed securities are:

Short-Term Income Fund	53.0%
Intermediate Bond Fund	55.0%
Bond Fund	55.2%
Balanced Fund	18.1%

5. Federal Income Taxes:

At May 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$32,723,995	$1,707,149	$(66)	$1,707,083
Short-Term Income Fund	74,479,090	724,038	(12,332,551)	(11,608,513)
Intermediate Bond Fund	28,226,530	487,675	(8,321,232)	(7,833,557)
Bond Fund	33,830,160	769,800	(6,926,752)	(6,156,952)
Balanced Fund	57,463,632	4,839,380	(3,293,168)	1,546,212
U.S. Large Cap Equity Fund	28,968,696	2,643,735	(1,068,507)	1,575,228

6. Subsequent Event:

Management has evaluated subsequent events through the date these Schedules of Portfolio Investments were issued and there are no subsequent events to report.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/S/ ARTHUR A. JENSEN
Arthur A. Jensen, Treasurer

Date	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ARTHUR A. JENSEN
Arthur A. Jensen, Treasurer

Date	July 27, 2010

By (Signature and Title)*	/S/ JAMES L. HUNTZINGER
James L. Huntzinger, President

Date	July 27, 2010